Vanguard Strategic Equity Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)
Communication Services (4.6%)
*	Take-Two Interactive Software Inc.	291,563	40,694
^	Match Group Inc.	296,164	31,704
	New York Times Co. Class A	650,228	27,329
*	Bandwidth Inc. Class A	214,490	27,240
*	Zynga Inc.	2,564,814	24,468
*,^	Discovery Inc. Class A	937,510	19,782
	News Corp. Class B	1,267,597	15,148
*	Liberty Media Corp -Liberty Formula One Class C	447,849	14,201
	News Corp. Class A	928,577	11,013
*	MSG Networks Inc.	929,267	9,246
*	Discovery Communications Inc. Class C	477,791	9,202
*	Liberty Media Corp -Liberty SiriusXM	239,753	8,276
*	EverQuote Inc. Class A	130,996	7,619
*	Snap Inc.	256,996	6,037
*	Liberty Global plc Class C	251,013	5,399
	Omnicom Group Inc.	82,007	4,478
	Interpublic Group of Cos. Inc.	245,343	4,210
	Cogent Communications Holdings Inc.	40,975	3,170
			269,216
Consumer Discretionary (11.9%)
	Best Buy Co. Inc.	718,501	62,704
	Rent-A-Center Inc.	1,341,294	37,315
	PulteGroup Inc.	1,057,867	35,999
	Whirlpool Corp.	277,425	35,935
	Wingstop Inc.	249,892	34,728
*	Planet Fitness Inc. Class A	475,014	28,772
*	RH	107,677	26,801
*	Meritage Homes Corp.	344,222	26,202
	Gentex Corp.	837,553	21,584
	Autoliv Inc.	307,483	19,836
*	NVR Inc.	5,994	19,533
*	Chipotle Mexican Grill Inc.	18,426	19,391
	H&R Block Inc.	1,315,054	18,779
	Domino's Pizza Inc.	49,767	18,386
*	Peloton Interactive Inc. Class A	310,283	17,925
	Newell Brands Inc.	1,099,671	17,463
*	Murphy USA Inc.	144,388	16,257
	Tractor Supply Co.	119,941	15,807
*	Stamps.com Inc.	85,534	15,712
	Lithia Motors Inc. Class A	103,171	15,613
*	Adient plc	884,007	14,515
	Big Lots Inc.	259,808	10,912
	Brunswick Corp.	169,022	10,819
*	Qurate Retail Group Inc. QVC Group Class A	1,085,868	10,316

Bloomin' Brands Inc.	891,253	9,501
* AutoNation Inc.	245,005	9,207
Service Corp. International	234,901	9,135
Pool Corp.	33,032	8,980
Aramark	389,717	8,796
* SeaWorld Entertainment Inc.	535,743	7,934
Papa John's International Inc.	90,245	7,166
* Wayfair Inc.	34,781	6,873
^ PetMed Express Inc.	188,078	6,703
* LKQ Corp.	207,459	5,435
MGM Resorts International	265,135	4,454
* Bright Horizons Family Solutions Inc.	35,575	4,169
Aaron's Inc.	86,551	3,929
Hanesbrands Inc.	339,956	3,838
* Taylor Morrison Home Corp. Class A	188,588	3,638
* ServiceMaster Global Holdings Inc.	98,948	3,532
Dine Brands Global Inc.	82,828	3,487
* Under Armour Inc. Class C	391,052	3,457
* Asbury Automotive Group Inc.	42,148	3,259
Toll Brothers Inc.	99,400	3,239
Williams-Sonoma Inc.	37,132	3,045
Hyatt Hotels Corp. Class A	58,532	2,944
Brinker International Inc.	120,585	2,894
KB Home	90,892	2,789
* Skyline Champion Corp.	111,714	2,719
Six Flags Entertainment Corp.	117,091	2,249
Group 1 Automotive Inc.	25,662	1,693
* Installed Building Products Inc.	22,435	1,543
		687,912
Consumer Staples (3.3%)
Campbell Soup Co.	834,944	41,438
* Herbalife Nutrition Ltd.	388,011	17,453
Bunge Ltd.	423,099	17,402
Casey's General Stores Inc.	107,946	16,140
McCormick & Co. Inc.	66,458	11,923
* TreeHouse Foods Inc.	271,292	11,883
Medifast Inc.	74,047	10,276
* Edgewell Personal Care Co.	328,720	10,243
Coty Inc. Class A	2,072,522	9,264
Ingles Markets Inc. Class A	204,811	8,821
J M Smucker Co.	63,876	6,759
* Darling Ingredients Inc.	271,574	6,686
Lamb Weston Holdings Inc.	81,597	5,217
* BJ's Wholesale Club Holdings Inc.	136,339	5,081
Clorox Co.	13,931	3,056
Conagra Brands Inc.	82,884	2,915
* United Natural Foods Inc.	150,548	2,741
* USANA Health Sciences Inc.	28,306	2,079
		189,377
Energy (2.1%)
* Renewable Energy Group Inc.	927,994	22,996
Plains GP Holdings LP Class A	1,863,346	16,584
Devon Energy Corp.	1,405,243	15,935
* Southwestern Energy Co.	5,529,678	14,156
HollyFrontier Corp.	360,152	10,516
Range Resources Corp.	1,649,240	9,285

	National Oilwell Varco Inc.	652,486	7,993
	Delek US Holdings Inc.	323,246	5,628
	EQT Corp.	279,281	3,323
*	Cheniere Energy Inc.	67,532	3,263
	Apache Corp.	241,062	3,254
	Baker Hughes Co. Class A	188,730	2,905
	TechnipFMC plc	422,649	2,891
	Ovintiv Inc.	266,258	2,543
	Targa Resources Corp.	121,165	2,432
^	Nabors Industries Ltd.	37,649	1,394
*,^	Oasis Petroleum Inc.	1,693,948	1,271
			126,369
Financials (12.8%)
	MSCI Inc. Class A	153,117	51,114
	Primerica Inc.	390,593	45,543
	LPL Financial Holdings Inc.	573,686	44,977
	Regions Financial Corp.	3,568,523	39,682
	Equitable Holdings Inc.	1,861,635	35,911
	Zions Bancorp NA	985,036	33,491
	Walker & Dunlop Inc.	577,497	29,343
	MGIC Investment Corp.	3,006,445	24,623
	Voya Financial Inc.	510,238	23,803
	Cullen/Frost Bankers Inc.	297,500	22,226
	Hanover Insurance Group Inc.	199,462	20,212
	Assured Guaranty Ltd.	695,147	16,969
	Fifth Third Bancorp	875,335	16,876
	First American Financial Corp.	337,969	16,229
	FactSet Research Systems Inc.	46,359	15,228
	Unum Group	869,577	14,426
	Comerica Inc.	340,589	12,976
*	NMI Holdings Inc. Class A	777,308	12,499
	Globe Life Inc.	157,157	11,666
	MarketAxess Holdings Inc.	23,234	11,638
	Universal Insurance Holdings Inc.	616,544	10,944
*	Athene Holding Ltd. Class A	348,591	10,873
	First Horizon National Corp.	1,084,680	10,803
	Essent Group Ltd.	289,037	10,483
	People's United Financial Inc.	896,888	10,377
	Ally Financial Inc.	504,250	9,999
	Lincoln National Corp.	257,905	9,488
	Nasdaq Inc.	77,195	9,223
	Webster Financial Corp.	321,622	9,202
	Evercore Inc. Class A	148,570	8,754
*	Brighthouse Financial Inc.	295,718	8,227
	Erie Indemnity Co. Class A	39,880	7,653
	Huntington Bancshares Inc.	831,096	7,509
	First Hawaiian Inc.	424,212	7,313
*	eHealth Inc.	66,822	6,565
	Federal Agricultural Mortgage Corp. Class C	101,944	6,525
	Umpqua Holdings Corp.	609,314	6,483
	Cboe Global Markets Inc.	65,731	6,131
	Stifel Financial Corp.	126,468	5,998
	PacWest Bancorp	287,438	5,665
^	Santander Consumer USA Holdings Inc.	304,342	5,603
*	Arch Capital Group Ltd.	189,994	5,443
	CNO Financial Group Inc.	344,755	5,368
	Navient Corp.	752,353	5,289

	PennyMac Financial Services Inc.	122,243	5,109
	International Bancshares Corp.	155,589	4,982
	Interactive Brokers Group Inc.	117,256	4,898
	CIT Group Inc.	233,759	4,846
	Nelnet Inc. Class A	96,700	4,616
	American Equity Investment Life Holding Co.	182,771	4,516
	First Financial Bankshares Inc.	153,556	4,436
	OneMain Holdings Inc	164,791	4,044
	Signature Bank	36,862	3,941
	Artisan Partners Asset Management Inc. Class A	96,947	3,151
	KKR & Co. Inc.	99,952	3,087
	Citizens Financial Group Inc.	121,934	3,078
	FNB Corp.	402,286	3,017
			743,071
Health Care (14.8%)
*	Veeva Systems Inc. Class A	230,053	53,929
*	DaVita Inc.	528,838	41,852
*	Charles River Laboratories International Inc.	236,548	41,242
	Chemed Corp.	89,102	40,191
*	Henry Schein Inc.	653,957	38,185
*	Medpace Holdings Inc.	404,256	37,604
*	PRA Health Sciences Inc.	369,371	35,936
*	Haemonetics Corp.	351,003	31,436
	Bruker Corp.	740,949	30,142
*	Mettler-Toledo International Inc.	37,083	29,872
	Dentsply Sirona Inc.	672,359	29,624
*	Novocure Ltd.	491,529	29,148
	Universal Health Services Inc. Class B	304,548	28,289
*	Tenet Healthcare Corp.	1,191,753	21,583
*	IQVIA Holdings Inc.	144,836	20,549
*	Syneos Health Inc.	332,331	19,358
*	Incyte Corp.	169,314	17,604
*	BioMarin Pharmaceutical Inc.	134,640	16,607
*	ImmunoGen Inc.	3,091,557	14,221
*	Teladoc Health Inc.	71,995	13,740
*	Alnylam Pharmaceuticals Inc.	92,428	13,690
*	Biohaven Pharmaceutical Holding Co. Ltd.	187,196	13,686
*	Moderna Inc.	208,535	13,390
	STERIS plc	84,847	13,019
*	Quidel Corp.	58,057	12,990
*	United Therapeutics Corp.	107,130	12,963
*	Sarepta Therapeutics Inc.	79,138	12,689
*	Endo International plc	3,579,701	12,278
	Cardinal Health Inc.	229,496	11,977
*	CRISPR Therapeutics AG	158,182	11,625
*	Enanta Pharmaceuticals Inc.	222,694	11,181
*,^	Inovio Pharmaceuticals Inc.	403,827	10,883
*,^	Novavax Inc.	124,226	10,354
	Encompass Health Corp.	145,808	9,030
	Cooper Cos. Inc.	30,155	8,553
*	Avantor Inc.	484,427	8,235
*	Bluebird Bio Inc.	132,091	8,063
	Agilent Technologies Inc.	86,256	7,622
*	Alkermes plc	382,720	7,427
*	MacroGenics Inc.	236,106	6,592
*	Acceleron Pharma Inc.	68,098	6,488
*	Myriad Genetics Inc.	554,866	6,292

*	DexCom Inc.	12,384	5,020
*	BioCryst Pharmaceuticals Inc.	1,010,747	4,816
	West Pharmaceutical Services Inc.	19,447	4,418
*,^	Sorrento Therapeutics Inc.	671,285	4,216
*	Waters Corp.	23,244	4,193
*,^	Mallinckrodt plc	1,503,469	4,029
*	Allogene Therapeutics Inc.	72,670	3,112
*	Prestige Consumer Healthcare Inc.	75,049	2,819
*	Puma Biotechnology Inc.	232,532	2,425
			855,187
Industrials (13.7%)
	WW Grainger Inc.	187,399	58,873
	Masco Corp.	1,086,843	54,570
	Expeditors International of Washington Inc.	551,645	41,947
	Owens Corning	671,464	37,441
	Jacobs Engineering Group Inc.	437,490	37,099
	Allison Transmission Holdings Inc.	1,006,894	37,034
	Huntington Ingalls Industries Inc.	186,307	32,509
*	MasTec Inc.	702,709	31,531
*	TriNet Group Inc.	478,119	29,137
*	FTI Consulting Inc.	235,105	26,931
	Oshkosh Corp.	372,467	26,676
*	Meritor Inc.	1,285,934	25,461
	Dover Corp.	237,296	22,913
	Robert Half International Inc.	401,789	21,227
*	HD Supply Holdings Inc.	552,796	19,154
*	Aerojet Rocketdyne Holdings Inc.	474,206	18,798
	Nielsen Holdings plc	1,171,381	17,407
	Landstar System Inc.	131,796	14,802
	TransUnion	157,138	13,677
	Wabash National Corp.	1,253,721	13,315
	HEICO Corp.	123,265	12,283
	Korn Ferry	364,112	11,189
	GATX Corp.	182,208	11,111
	SkyWest Inc.	318,773	10,398
*	Generac Holdings Inc.	80,420	9,806
	JB Hunt Transport Services Inc.	81,069	9,756
*	AeroVironment Inc.	121,205	9,652
	Rush Enterprises Inc. Class A	231,785	9,610
	Tetra Tech Inc.	117,471	9,294
	Kansas City Southern	60,024	8,961
*	United Rentals Inc.	60,005	8,943
	Old Dominion Freight Line Inc.	51,138	8,672
	Equifax Inc.	47,236	8,119
	Hubbell Inc. Class B	61,871	7,756
	Fortune Brands Home & Security Inc.	113,244	7,240
	Acuity Brands Inc.	75,236	7,203
*	Builders FirstSource Inc.	302,501	6,262
	CH Robinson Worldwide Inc.	78,277	6,189
*	Aecom	134,710	5,062
	Allegion plc	44,112	4,509
	KAR Auction Services Inc.	316,032	4,349
	ManpowerGroup Inc.	61,956	4,259
	Ennis Inc.	233,372	4,233
	Armstrong World Industries Inc.	51,577	4,021
*	TrueBlue Inc.	243,134	3,713
*	WESCO International Inc.	99,262	3,485

*	XPO Logistics Inc.	38,189	2,950
	Knight-Swift Transportation Holdings Inc.	69,753	2,909
	Quad/Graphics Inc.	845,269	2,747
	Steelcase Inc. Class A	213,423	2,574
*	Avis Budget Group Inc.	109,596	2,509
*	Atkore International Group Inc.	76,284	2,086
	Pentair plc	50,116	1,904
			794,256
Information Technology (19.5%)
*	Cadence Design Systems Inc.	796,508	76,433
*	Synopsys Inc.	353,266	68,887
*	Fortinet Inc.	449,406	61,690
	Booz Allen Hamilton Holding Corp. Class A	617,170	48,010
	CDW Corp.	384,674	44,691
	Seagate Technology plc	915,858	44,337
*	Five9 Inc.	394,492	43,658
*	Lattice Semiconductor Corp.	1,522,159	43,214
*	CACI International Inc. Class A	178,066	38,619
*	Paycom Software Inc.	120,745	37,398
*	Synaptics Inc.	621,631	37,372
	Jabil Inc.	1,053,551	33,798
*	Zebra Technologies Corp.	128,717	32,945
	Leidos Holdings Inc.	351,303	32,907
*	Manhattan Associates Inc.	349,041	32,880
	Avnet Inc.	1,037,672	28,935
*	Box Inc.	1,267,601	26,315
*	Amkor Technology Inc.	1,973,359	24,292
	Citrix Systems Inc.	163,832	24,232
*	Teradata Corp.	1,023,330	21,285
	ManTech International Corp. Class A	301,322	20,638
*,^	SunPower Corp.	2,654,167	20,331
*	Fair Isaac Corp.	48,505	20,277
*	Advanced Micro Devices Inc.	382,625	20,130
*	Flex Ltd.	1,578,995	16,185
*	Unisys Corp.	1,459,721	15,926
*	Dropbox Inc. Class A	677,938	14,759
	MAXIMUS Inc.	208,687	14,702
*	Okta Inc.	73,303	14,677
	CSG Systems International Inc.	330,845	13,694
	Western Digital Corp.	306,661	13,539
*	Zendesk Inc.	127,823	11,316
*	Twilio Inc.	49,832	10,934
*	Cirrus Logic Inc.	172,446	10,654
*	Inphi Corp.	89,946	10,569
	SYNNEX Corp.	86,525	10,363
*	Verint Systems Inc.	198,960	8,989
	NortonLifeLock Inc.	399,635	7,925
*	Paylocity Holding Corp.	47,307	6,902
*	Ciena Corp.	119,955	6,497
*	DocuSign Inc. Class A	35,526	6,118
*	Avaya Holdings Corp.	484,328	5,986
	Perspecta Inc.	249,541	5,797
*	Lumentum Holdings Inc.	70,717	5,758
*	SMART Global Holdings Inc.	207,527	5,641
*	GoDaddy Inc. Class A	70,931	5,201
*	Keysight Technologies Inc.	47,854	4,823
*	Nuance Communications Inc.	187,965	4,756

DXC Technology Co.	216,986	3,580
* Nutanix Inc.	139,315	3,302
CDK Global Inc.	67,157	2,782
Science Applications International Corp.	35,323	2,744
		1,127,393
Materials (5.1%)
Ball Corp.	586,938	40,786
Huntsman Corp.	1,770,253	31,811
Reliance Steel & Aluminum Co.	312,335	29,650
Avery Dennison Corp.	259,831	29,644
Royal Gold Inc.	206,717	25,699
Scotts Miracle -Gro Co.	188,040	25,286
Sealed Air Corp.	717,448	23,568
Louisiana-Pacific Corp.	721,084	18,496
Greif Inc. Class A	353,331	12,158
PolyOne Corp.	341,524	8,958
* Axalta Coating Systems Ltd.	394,071	8,886
* Element Solutions Inc.	722,306	7,837
Commercial Metals Co.	337,328	6,882
CF Industries Holdings Inc.	232,350	6,538
Domtar Corp.	264,928	5,593
Warrior Met Coal Inc.	331,943	5,109
Cabot Corp.	95,748	3,547
Mosaic Co.	233,090	2,916
* Alcoa Corp.	244,104	2,744
		296,108
Real Estate (7.7%)
Invitation Homes Inc.	1,563,019	43,030
Lexington Realty Trust	3,218,155	33,952
Mid-America Apartment Communities Inc.	278,620	31,949
Sabra Health Care REIT Inc.	2,171,627	31,337
CyrusOne Inc.	409,079	29,760
Spirit Realty Capital Inc.	852,391	29,714
Life Storage Inc.	299,447	28,432
Brixmor Property Group Inc.	2,027,416	25,991
Iron Mountain Inc.	910,450	23,763
VEREIT Inc.	2,939,263	18,899
SL Green Realty Corp.	322,977	15,920
Brandywine Realty Trust	1,398,665	15,231
Omega Healthcare Investors Inc.	496,567	14,763
National Health Investors Inc.	210,183	12,762
American Homes 4 Rent Class A	398,839	10,729
Kimco Realty Corp.	781,537	10,035
Medical Properties Trust Inc.	417,081	7,841
Xenia Hotels & Resorts Inc.	835,052	7,791
Universal Health Realty Income Trust	95,100	7,560
Diversified Healthcare Trust	1,281,989	5,673
Regency Centers Corp.	123,027	5,646
GEO Group Inc.	468,498	5,542
Piedmont Office Realty Trust Inc. Class A	249,472	4,144
Gaming and Leisure Properties Inc.	114,889	3,975
Healthcare Trust of America Inc. Class A	147,583	3,914
^ Tanger Factory Outlet Centers Inc.	522,384	3,725
CoreCivic Inc.	378,322	3,541
^ Macerich Co.	362,819	3,254
Healthcare Realty Trust Inc.	102,134	2,992

Equity Commonwealth			85,026	2,738
				444,603
Utilities (4.0%)
Ameren Corp.			563,346	39,637
AES Corp.			2,629,765	38,105
Vistra Energy Corp.			1,999,569	37,232
FirstEnergy Corp.			827,119	32,076
Pinnacle West Capital Corp.			350,718	25,704
NRG Energy Inc.			719,942	23,441
CMS Energy Corp.			204,240	11,932
Entergy Corp.			95,111	8,922
Evergy Inc.			69,810	4,139
Hawaiian Electric Industries Inc.			108,564	3,915
American States Water Co.			39,964	3,142
Portland General Electric Co.			68,808	2,877
				231,122
Total Common Stocks (Cost $5,307,085)				5,764,614
	Coupon
Temporary Cash Investments (2.1%)
Money Market Fund (2.0%)
1,2 Vanguard Market Liquidity Fund	0.227%		1,161,237	116,124
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
3 United States Cash Management Bill	0.135%	7/14/20	3,500	3,500
Total Temporary Cash Investments (Cost $119,602)				119,624
Total Investments (101.6%) (Cost $5,426,687)				5,884,238
Other Assets and Liabilities -Net (-1.6%)				(89,840)
Net Assets (100%)				5,794,398
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $93,310,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $99,254,000 was received for securities on loan.
3 Securities with a value of $2,709,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Strategic Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2020	158	11,357	133
E-mini S&P 500 Index	September 2020	71	10,970	162
E-mini S&P Mid -Cap 400 Index	September 2020	49	8,718	314
				609

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Strategic Equity Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June
30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	5,764,614	—	—	5,764,614
Temporary Cash Investments	116,124	3,500	—	119,624
Total	5,880,738	3,500	—	5,884,238
Derivative Financial Instruments
Assets
Futures Contracts[1]	528	—	—	528
Liabilities
Futures Contracts[1]	165	—	—	165
1 Represents variation margin on the last day of the reporting period.